Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
Our financial assets and liabilities that are measured at fair value on a recurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using
As of December 31, 2011	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation Technique (1)
Current portion of restricted marketable securities	$15.0	$—	$15.0	$—	M
Other long-term assets:
Restricted marketable securities	30.2	—	30.2	—	M
As of December 31, 2010
Current portion of restricted marketable securities	$18.2	$—	$18.2	$—	M
Prepaid expenses and other current assets:
June 2009 trading swap	1.2	—	1.2	—	I
Other long-term assets:
Restricted marketable securities	19.3	—	19.3	—	M
Other current liabilities:
March 2006 trading swap	(12.1)	—	(12.1)	—	I

Schedule of Fair Value, Assets Measured on Nonrecurring Basis
Assets measured at fair value on a nonrecurring basis are as follows (in millions):

		Fair Value Measurements at Reporting Date Using			Total Losses
	Net Carrying Value as of December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Year Ended December 31, 2009
Investments in and advances to nonconsolidated affiliates	$1.7	$—	$—	$1.7	$0.3
Other long-term assets:
Assets held for sale	14.2	—	14.2	—	0.9

Schedule of Carrying Amounts and Estimated Fair Values, Financial Instruments
The carrying amounts and estimated fair values for all of our other financial instruments are presented in the following table (in millions):

	As of December 31, 2011		As of December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Interest rate swap agreements:
March 2006 trading swap	$—	$—	$(12.1)	$(12.1)
June 2009 trading swap	—	—	1.2	1.2
Long-term debt:
Advances under $500 million revolving credit facility	110.0	110.0	78.0	78.0
Term loan facility	97.5	97.5	—	—
10.75% Senior Notes due 2016	—	—	495.5	543.2
7.25% Senior Notes due 2018	336.7	330.0	275.0	280.5
8.125% Senior Notes due 2020	285.8	290.0	285.5	311.8
7.75% Senior Notes due 2022	312.0	301.1	250.0	258.1
Other bonds payable	1.5	1.5	1.8	1.8
Other notes payable	35.3	35.3	36.4	36.4
Financial commitments:
Letters of credit	—	44.6	—	45.6